SHARE-BASED COMPENSATION - Share based compensation expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 3,741,548	$ 4,909,573	$ 7,271,700
Research and development expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	2,502,472	3,313,833	4,860,548
Administrative expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 1,239,076	$ 1,595,740	$ 2,411,152